Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2017	2018
	RMB	RMB
Accounts receivable	182,090	444,270
Less: allowance for doubtful accounts	—	(71)
Accounts receivable, net	182,090	444,199

Schedule of movements in allowance for doubtful accounts

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	(656)	(785)	—
Additions	(129)	—	(1,709)
Reversals	—	—	—
Write offs	—	785	1,638
Balance at end of the year	(785)	—	(71)